Accrued and other liabilities - Accrued and Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Costs to be paid		€ 511.6	€ 352.0
Personnel-related items		1,070.9	864.7
Derivative financial instruments		261.2	2.8
Operating lease liabilities		196.7	161.7
Provisions		90.5	91.2
Standard warranty reserve		143.6	145.3	€ 119.1
Other		56.3	68.9
Accrued and other liabilities		2,330.8	1,686.6
Less: non-current portion of accrued and other liabilities		454.9	251.1
Current portion of accrued and other liabilities	[1]	€ 1,875.9	€ 1,435.5
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities

[1]	Accrued and other liabilities – current includes amounts with related parties of €111.2 million and €0.0 million at December 31, 2022 and 2021, respectively.